UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010
                                                   --------------

Check here if Amendment [  ];     Amendment Number: ---------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      George Putnam, III
           ---------------------------
Title:     President
           ---------------------------
Phone:     978-704-6200
           ---------------------------

Signature, Place and Date of Signing:

/s/ George Putnam, III           Manchester, MA           May 14, 2010
----------------------           --------------           ------------
      [Signature]                 [City, State]              [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[  ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          ----------

Form 13F Information Table Entry Total:       44
                                          ----------

Form 13F Information Table Value Total:    $203,559
                                          ----------
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                       VALUE            INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                             TITLE OF CLASS   CUSIP     ($1000)    SHARES DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------------------          --------------   -----     -------    ------ ----------  --------  ----   ------  ----
ABOVENET INC                                  COMMON      00374N107    4,268      84,139   SOLE       NONE      84,139
ACCO BRANDS CORP                              COMMON      00081T108    1,228     160,340   SOLE       NONE     160,340
ALCATEL-LUCENT                                ADR         013904305    3,951   1,266,337   SOLE       NONE   1,266,337
AMR CORP                                      COMMON      001765106    2,951     323,971   SOLE       NONE     323,971
CALPINE CORP                                  COMMON      131347304    3,009     253,037   SOLE       NONE     253,037
CONTINENTAL AIRLINES INC                      CL B        210795308    3,304     150,398   SOLE       NONE     150,398
DELTA AIR LINES, INC                          COMMON      247361702    9,781     670,402   SOLE       NONE     670,402
DORAL FINANCIAL CORP                          COMMON      25811P886    2,836     657,991   SOLE       NONE     657,991
EXIDE TECHNOLOGIES                            COMMON      302051206    3,887     674,878   SOLE       NONE     674,878
FEDERAL MOGUL CORP                            COMMON      313549404    6,029     328,363   SOLE       NONE     328,363
FIFTH THIRD BANCORP                           COMMON      316773100    4,789     353,164   SOLE       NONE     353,164
FLEXTRONICS INTERNATIONAL LTD                 ORD         Y2573F102    1,437     183,342   SOLE       NONE     183,342
GLOBAL CROSSING LTD                           COMMON      G3921A175    6,269     413,825   SOLE       NONE     413,825
GLOBAL INDS LTD                               COMMON      379336100      635      98,923   SOLE       NONE      98,923
THE GOODYEAR TIRE & RUBBER COMPANY            COMMON      382550101    3,489     276,011   SOLE       NONE     276,011
HUNTSMAN CORP                                 COMMON      447011107    2,412     200,171   SOLE       NONE     200,171
ING PRIME RATE TR MUTUAL FUND              SH BEN INT     44977W106    4,227     673,131   SOLE       NONE     673,131
JDS UNIPHASE CORP                             COMMON      46612J507    6,479     517,478   SOLE       NONE     517,478
KEY ENERGY SERVICES INC                       COMMON      492914106    4,133     432,758   SOLE       NONE     432,758
KEYCORP                                       COMMON      493267108    3,885     501,254   SOLE       NONE     501,254
LEAR CORP                                     COMMON      521865204   14,597     183,956   SOLE       NONE     183,956
LENNAR CORP                                   CL A        526057104    7,609     442,110   SOLE       NONE     442,110
LIBBEY INC                                    COMMON      529898108      817      66,475   SOLE       NONE      66,475
METROPCS COMMUNICATIONS, INC                  COMMON      591708102    7,480   1,056,533   SOLE       NONE   1,056,533
NEWPARK RES INC                               COMMON      651718504    3,792     722,208   SOLE       NONE     722,208
OWENS CORNING                                 COMMON      690742101    5,120     201,253   SOLE       NONE     201,253
WTS/OWENS CORNING INC. 45.2500
 EXP10/31/2013 SERIES B                       WTS         690742127       75      44,817   SOLE       NONE      44,817
PARKER DRILLING CO.                           COMMON      701081101    2,503     507,670   SOLE       NONE     507,670
PENNYMAC MTG INVT TR                          COMMON      70931T103    3,123     188,000   SOLE       NONE     188,000
PORTLAND GENERAL ELECTRIC CO                  COMMON      736508847    2,666     138,088   SOLE       NONE     138,088
QWEST COMMUNICATIONS INT'L INC                COMMON      749121109    5,534   1,060,243   SOLE       NONE   1,060,243
RCN CORP                                      COMMON      749361200    2,499     165,700   SOLE       NONE     165,700
REGIONS FINANCIAL CORP                        COMMON      7591EP100    4,956     631,400   SOLE       NONE     631,400
REVLON INC                                    CL A        761525609    2,325     156,536   SOLE       NONE     156,536
SERACARE LIFE SCIENCES, INC                   COMMON      81747T104       36       8,979   SOLE       NONE       8,979
SOLUTIA INC                                   COMMON      834376501    8,800     546,264   SOLE       NONE     546,264
SUNTRUST BANKS INC                            COMMON      867914103    4,060     151,559   SOLE       NONE     151,559
SYNOVUS FINANCIAL CORP                        COMMON      87161C105    4,421   1,343,800   SOLE       NONE   1,343,800
TELLABS INC                                   COMMON      879664100    3,555     469,662   SOLE       NONE     469,662
TENET HEALTHCARE CORP                         COMMON      88033G100    4,096     716,000   SOLE       NONE     716,000
TERADYNE INC                                  COMMON      880770102    6,250     559,573   SOLE       NONE     559,573
UAL CORP                                      COMMON      902549807   10,323     527,950   SOLE       NONE     527,950
US AIRWAYS GROUP INC                          COMMON      90341W108   13,146   1,788,632   SOLE       NONE   1,788,632
VISHAY INTERTECHNOLOGY                        COMMON      928298108    6,777     662,500   SOLE       NONE     662,500

                                                                     203,559